UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
  				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cardinal Bank Trust & Investments
Address: 8270 Greensboro Drive
	 McLean, VA 22102

13F File Number: 28-10927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian F Burnham
Title: Vice President & Operations Manager
Phone: 703.848.2188

Signature, Place, and Date of Signing:

/s/ Brian F Burnham McLean, VA 07/07/2010

Report Type (Check only one.):

[    ] 13F HOLDINGS REPORT.

[ X  ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-01488		DELPHI MANAGEMENT INC
28-04557		WELLINGTON MANAGEMENT
28-05508		ARONSON & PARTNERS/PA
28-01127		CHASE INVESTMENT COUNSEL
28-02924		TURNER INVESTMENT PARTNERS
28-06605		THORNBURG INVESTMENT MANAGEMENT
28-1701			LEGG MASON CAPITAL MANAGEMENT
28-00306		ROTHSCHILD ASSET MANAGEMENT
28-12027		RS INVESTMENTS
28-00242		BOSTON COMPANY ASSET MANAGEMENT